Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade Receivabless [line items]
Schedule of trade receivables

	2020	2019
Tuition fees	206,107	161,049
FIES and UNIEDU Guaranteed Credits	4,041	7,196
PEP – Special Installment Payment (i)	17,155	8,542
Provision for revenue cancellation	(3,136)	(5,212)
Allowance for expected credit losses of trade receivables	(102,128)	(79,659)
Total trade receivables	122,039	91,916
Current	115,115	88,130
Non-current	6,924	3,786
(i)

In 2015, a special private installment payment program (PEP) was introduced to facilitate the entry of students who could not qualify for FIES, due to changes occurred to the program at the time. These receivables bear interests of 1.34% and, given the long term of the installments, they have been discounted at an interbank rate of 2.76%.

Schedule of aging of trade receivables

The aging list of trade receivables is as follows:

	2020	2019
Receivables falling due	70,216	72,647
Receivables past due
From 1 to 30 days	24,990	22,322
From 31 to 60 days	21,176	15,135
From 61 to 90 days	17,697	13,473
From 91 to 180 days	30,771	27,968
From 181 to 365 days	62,453	25,242
Provision for revenue cancellation	(3,136)	(5,212)
Allowance for estimated credit losses	(102,128)	(79,659)
	122,039	91,916

Schedule of provision for revenue cancellation

Changes in the Company's revenue cancellation provision are as follows:

	2020	2019	2018
At the beginning of the year	(5,212)	(5,655)	(5,421)
Additions	(16,527)	(20,890)	(16,283)
Write-off	14,764	21,333	16,049
Reversals	3,839	—	—
At the end of the year	(3,136)	(5,212)	(5,655)

Trade receivable
Trade Receivabless [line items]
Schedule of changes in the allowance for expected credit losses

Changes in the Company’s allowance for expected credit losses are as follows:

	2020	2019	2018
At the beginning of the year	(79,659)	(66,199)	(55,649)
Write-off of uncollectible receivables	59,704	39,385	34,028
Reversal	23,752	20,739	22,469
Reclassified to (from) held for sale	(5,333)	5,333	—
Allowance for expected credit losses	(100,592)	(78,917)	(67,047)
At the end of the year	(102,128)	(79,659)	(66,199)